Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities
Schedule Of Marketable Securities
Balance, December 31, 2020	$-
Additions	1,380,970
Fair value adjustment	(987,489)

Balance, December 31, 2021	$393,481